Commitments and Contingencies - Guarantees and Indemnities (Details)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Guarantee of short-term bank loans | Third parties guaranteed
Commitments and contingencies
Guaranteed amount	$ 81,785,959	¥ 562,550,000	¥ 844,200,000